Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties
in € THOUS
	2024		2023		2022		December 31, 2024		December 31, 2023
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	241	24,106	136	40,478	361	38,010	83	196	10	1,778
Fresenius SE affiliates	1,535	75,465	3,324	87,984	5,164	83,087	1,555	3,170	589	14,299
Equity method investees	6,192	18	8,573	154	36,089	—	19,408	—	51,442	—
Total	7,968	99,589	12,033	128,616	41,614	121,097	21,046	3,366	52,041	16,077

Products
Fresenius SE affiliates (2)	70,875	22,785	72,500	25,148	66,800	22,240	19,890	7,818	23,535	9,585
Equity method investees	—	381,383	—	437,288	—	463,073	—	43,544	—	67,403
Total	70,875	404,168	72,500	462,436	66,800	485,313	19,890	51,362	23,535	76,988
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €11,581 and €5,172 at December 31, 2024 and 2023, respectively.
(2)	Purchases of goods related to Fresenius SE affiliates for the year ended December 31, 2023 and 2022 in the amount of €19,373 and €17,165, respectively, were adjusted to correct for an error in presentation. The adjustment does not have an impact on the Company’s consolidated statements of income for the periods presented.

Schedule of lease agreements with related parties

Lease agreements with related parties
in € THOUS
	2024			2023			2022
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	6,591	306	398	7,738	1,148	291	8,395	524	259
Fresenius SE affiliates	18,347	1,907	—	17,817	1,438	—	13,956	1,048	—
Total	24,938	2,213	398	25,555	2,586	291	22,351	1,572	259
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2024		December 31, 2023
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	22,997	24,953	29,214	29,017
Fresenius SE affiliates	87,044	87,910	102,029	104,558
Total	110,041	112,863	131,243	133,575